HEDGE ACCOUNTING - Interest rate swaps and cross currency swaps (Details) $ in Millions	Dec. 31, 2021 COP ($) contract	Dec. 31, 2020 COP ($) contract
Disclosure of detailed information about hedges [line items]
Hedging derivatives	$ 44,248	$ 156,220
Concesionaria Vial Del Oriente S.A.S.
Disclosure of detailed information about hedges [line items]
Income in U.S. dollars forecasted	$ 39,244
Notional amount contracts forward U.S. dollars	39,244
% hedged	100.00%
Hedging derivatives	$ 9,992
# of contracts | contract	1
Swap
Disclosure of detailed information about hedges [line items]
Hedging derivatives	$ 37,571	32,895
Swap | Multi Financial Group Inc [member]
Disclosure of detailed information about hedges [line items]
Income in U.S. dollars forecasted		$ 113,257
Notional amount contracts forward U.S. dollars		100,000
% hedged		88.00%
Hedging derivatives		$ 17,979
# of contracts | contract		1